Note 2 - Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	$ 0	$ 0
Asset Impairment Charges	$ 0	0
Past Due Period of Principal or Interest Payment	90 days
Threshold for Loans to be Evaluated Annually, Minimum	$ 500,000
Mortgage Loans in Process of Foreclosure, Amount	186,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0	$ 0
Number of Share-Based Plans	3
Loans Sold [Member] | Credit Concentration Risk [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of Investors	1
Percentage of Loans Sold From Mortgage Loans Held for Sale	69.00%
Percentage Gains on Loans Sold From Mortgage Loans Held fo rSale	72.00%
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of Mortgage Loans in Foreclosure Proceedings	3
Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	39 years